Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001500412
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	Ambiq Micro, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42766
Entity Tax Identification Number	27-1911389
Entity Address, Address Line One	6500 River Place Blvd.
Entity Address, Address Line Two	Building 7
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	(512)
Local Phone Number	879-2850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.000001 par value per share
Trading Symbol	AMBQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false